Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PARAMOUNT SKYDANCE CORPORATION
Amendment Flag	false
Entity Central Index Key	0002041610
EBP 401(k) Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PARAMOUNT SKYDANCE CORPORATION
Amendment Flag	false
Entity Central Index Key	0002041610